As filed with the Securities and Exchange Commission on June 25th, 2008

No.  333-138490

No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 58	☒
(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:    (800) 983-0903

With a copy to:
H. Bruce Bond	Stuart M. Strauss
301 West Roosevelt Road	Clifford Chance US LLP
Wheaton, IL 60187	31 West 52nd Street
(Name and Address of Agent for Service)	New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                   immediately upon filing pursuant to paragraph (b) of Rule 485.

☐                                   on [date] pursuant to paragraph (b) of Rule 485.

☐                                   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                   on [date] pursuant to paragraph (a) of Rule 485.

☒                                 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                   on [date] pursuant to paragraph (a) of Rule 485.

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated June 25, 2008

PowerShares Exchange-Traded Fund Trust II

PowerShares Global Agriculture Portfolio   –

PowerShares Global Biotech Portfolio  –

PowerShares Global Coal Portfolio  –

PowerShares Global Gold and Precious Metals Portfolio  –

PowerShares Global Steel Portfolio  –

PowerShares Global Transportation Portfolio  –

PowerShares Exchange-Traded Fund Trust II (the “Trust”) is a registered investment company that currently consists of 37 separate exchange-traded index funds.  Additional funds may be offered in the future.  This Prospectus relates to the seven funds of the Trust identified on the cover page (each a “Fund” and, together, the “Funds”).

The Funds have applied to list their shares (the “Shares”) on The NASDAQ Stock Market (“NASDAQ” or the “Exchange”).  The market prices for the Shares may be different from their net asset value (“NAV”).  The Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”).  Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Each representation to the contrary is a criminal offense.

Prospectus dated             , 2008

NOT FEDERAL DEPOSIT INSURANCE

CORPORATION (“FDIC”) INSURED. MAY LOSE VALUE.

NO BANK GUARANTEE.

INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST II

The Trust is an investment company consisting of 37 separate exchange-traded “index funds.” The investment objective of each of the funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index.  This Prospectus relates to the Funds listed on the cover page. Invesco PowerShares Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.

The Funds anticipate that the Shares of the Funds will be listed on the NASDAQ.  The market prices for the Shares may be different from their NAV.  Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index.  Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index.  The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs.  The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in-kind, in Creation Units at each day’s next calculated NAV.  These arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

The Funds may invest in derivatives, the use of which will generally result in the realization of short-term capital gains that will be classified as ordinary income for tax purposes when distributed to investors.

POWERSHARES GLOBAL AGRICULTURE PORTFOLIO

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Agriculture Index sm (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the stocks, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) based on the stocks that comprise the Underlying Index. The Fund anticipates that the majority of its investments will be in the stocks that comprise the Underlying Index rather than in ADRs and GDRs.  The Fund will normally invest at least 80% of its total assets in securities of the companies engaged in the agriculture industry.  The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in agriculture and farming related activities and is calculated and maintained by The NASDAQ OMX Group, Inc. (“NASDAQ OMX” or the “Index Provider”).  The Underlying Index includes the securities of approximately              companies with market capitalizations between $               and $               traded in               .  The Fund’s investment objective and 80% investment policy are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.  At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, is too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  This process will be repeated until no more than five components are capped at 8%.  Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index Weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December.  Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as agriculture by NASDAQ OMX.  In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index.  If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each June based on market data and sector classification by NASDAQ OMX.  Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in March.  Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or is otherwise determined by NASDAQ OMX to be ineligible for continued inclusion in the Underlying Index, the security will be removed.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights insurances are adjusted on the ex-date.  If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable, in accordance with Underlying Index policies and procedures.  Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures.  If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations in [•].  Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

The Underlying Index will primarily weight stocks within the Underlying Index based on stock market capitalizations. Market capitalization may be modified in the interest of gaining varied exposure geographically and across industries.  Further adjustments to market capitalization may be made to companies experiencing diminishing exposure to infrastructure assets or relatively unclear direct exposure versus other companies. The weight of any individual security will not exceed 5% of the weight of the Underlying Index.

The Underlying Index began operations on [•]. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Foreign Investment Risks

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it hold, as the issuers may be under no legal obligation to distribute them.

Risks related to the Agriculture Industry

Companies involved in the agriculture industry may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies.  An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies in agriculture and farming businesses.  Furthermore, agriculture and farming activities are particularly affected by changing weather conditions and other natural disasters.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying  Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not begun operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.  Investors purchasing Shares in the secondary market will not pay Creation/Redemption Transaction Fees, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

(2)          Expressed as a percentage of average net assets.

(3)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees ,if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”).  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (“Authorized Participants,” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $           per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $

for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $          and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $           if the Creation Unit is redeemed after one year, and $          if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corpoation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.  The Fund will charge a maximum Creation/Redemption Transaction Fee of $            .

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES GLOBAL BIOTECH PORTFOLIO

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Biotech Index sm (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the stocks, ADRs and GDRs based on the stocks that comprise the Underlying Index. The Fund anticipates that the majority of its investments will be in the stocks that comprise the Underlying Index rather than in ADRs and GDRs.  The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the biotechnology industry.  The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in the biotechnology industry and is calculated and maintained by The NASDAQ OMX Group, Inc. (“NASDAQ OMX” or the “Index Provider”).  The Underlying Index includes the securities of approximately              companies with market capitalizations between $               and $               traded in               .  The Fund’s investment objective and 80% investment policy are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.  At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, is too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  This process will be repeated until no more than five components are capped at 8%.  Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index Weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December.  Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as engaged in the biotechnology industry by NASDAQ OMX.  In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index.  If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each June based on market data and sector classification by NASDAQ OMX.  Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in March.  Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or is otherwise determined by NASDAQ OMX to be ineligible for continued inclusion in the Underlying Index, the security will be removed.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights insurances are adjusted on the ex-date.  If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures.  Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures.  If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations in [•].  Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

The Underlying Index will primarily weight stocks within the Underlying Index based on stock market capitalizations. Market capitalization may be modified in the interest of gaining varied exposure geographically and across industries.  Further adjustments to market capitalization may be made to companies experiencing diminishing exposure to infrastructure assets or relatively unclear direct exposure versus other companies. The weight of any individual security will not exceed 5% of the weight of the Underlying Index.

The Underlying Index began operations on [•]. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Foreign Investment Risks

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it hold, as the issuers may be under no legal obligation to distribute them.

Risks related to the Biotechnology Industry

Companies in the biotechnology industry may face intense competition, both domestically and internationally, due to progressive scientific developments and technological advances, as well as frequent new product introduction. Unpredictable changes in growth rates, rapid obsolescence of products, competition for qualified personnel and governmental regulations affecting demand for particular products and services create additional challenges for companies in the biotechnology industry.   Further, biotechnology companies are heavily dependent on patent and intellectual property rights; the loss or impairment of which, may adversely affect the companies’ profitability.

Companies in this industry may also be subject to extensive government regulations by the Food and Drug Administration, the Environmental Protection Agency, and the United States Department of Agriculture.  This regulation may significantly affect and limit biotechnology research, product development and approval.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying  Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.  [Small-cap companies in the technology and biotechnology industries may be especially subject to abrupt or erratic price movements.]

[Large-Sized Company Risk

Returns of large U.S. companies could trail the returns on investments in securities of smaller companies.]

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not begun operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.  Investors purchasing Shares in the secondary market will not pay Creation/Redemption Transaction Fees, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses
(fees paid directly from your investments)	None
Annual Fund Operating Expenses(2)
(expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

(2)          Expressed as a percentage of average net assets.

(3)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees ,if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”).  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (“Authorized Participants,” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $           per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $

for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $          and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $           if the Creation Unit is redeemed after one year, and $          if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corpoation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.  The Fund will charge a maximum Creation/Redemption Transaction Fee of $            .

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES GLOBAL COAL PORTFOLIO

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Coal Index sm (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the stocks, ADRs and GDRs based on the stocks that comprise the Underlying Index. The Fund anticipates that the majority of its investments will be in the stocks that comprise the Underlying Index rather than in ADRs and GDRs.  The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the coal industry.  The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in the exploration for and mining of coal, and other related activities in the coal industry and is calculated and maintained by The NASDAQ OMX Group, Inc. (“NASDAQ OMX” or the “Index Provider”).  The Underlying Index includes the securities of approximately              companies with market capitalizations between $               and $               traded in               .  The Fund’s investment objective and 80% investment policy are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.  At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, is too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  This process will be repeated until no more than five components are capped at 8%.  Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index Weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December.  Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as engaged in the exploration for, mining of, and other related activities for coal by NASDAQ OMX.  In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index.  If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each June based on market data and sector classification by NASDAQ OMX.  Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in March.  Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or is otherwise determined by NASDAQ OMX to be ineligible for continued inclusion in the Underlying Index, the security will be removed.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights insurances are adjusted on the ex-date.  If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures.  Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures.  If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations in [•].  Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

The Underlying Index will primarily weight stocks within the Underlying Index based on stock market capitalizations. Market capitalization may be modified in the interest of gaining varied exposure geographically and across industries.  Further adjustments to market capitalization may be made to companies experiencing diminishing exposure to infrastructure assets or relatively unclear direct exposure versus other companies. The weight of any individual security will not exceed 5% of the weight of the Underlying Index.

The Underlying Index began operations on [•]. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Foreign Investment Risks

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it hold, as the issuers may be under no legal obligation to distribute them.

Risks related to the Coal Industry

Companies involved in activities related to coal face risks due to supply and demand variability.  Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities, and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990.  Companies engaged in coal or mining related activities are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.  In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not begun operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.  Investors purchasing Shares in the secondary market will not pay Creation/Redemption Transaction Fees, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

(2)          Expressed as a percentage of average net assets.

(3)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees ,if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”).  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (“Authorized Participants,” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $           per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $

for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $          and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $           if the Creation Unit is redeemed after one year, and $          if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corpoation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.  The Fund will charge a maximum Creation/Redemption Transaction Fee of $            .

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Gold and Precious Metals Index sm (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the stocks, ADRs and GDRs based on the stocks that comprise the Underlying Index. The Fund anticipates that the majority of its investments will be in the stocks that comprise the Underlying Index rather than in ADRs and GDRs.  The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the gold, silver and other precious metals mining industries.  The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in gold, silver and other precious metals mining related activities and is calculated and maintained by The NASDAQ OMX Group, Inc. (“NASDAQ OMX” or the “Index Provider”).  The Underlying Index includes the securities of approximately              companies with market capitalizations between $               and $               traded in               .  The Fund’s investment objective and 80% investment policy are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.  At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, is too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  This process will be repeated until no more than five components are capped at 8%.  Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index Weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December.  Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as engaged in gold, silver and other precious metals mining industries by NASDAQ OMX.  In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index.  If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each June based on market data and sector classification by NASDAQ OMX.  Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in March.  Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or is otherwise determined by NASDAQ OMX to be ineligible for continued inclusion in the Underlying Index, the security will be removed.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights insurances are adjusted on the ex-date.  If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures.  Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures.  If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations in [•].  Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

The Underlying Index will primarily weight stocks within the Underlying Index based on stock market capitalizations. Market capitalization may be modified in the interest of gaining varied exposure geographically and across industries.  Further adjustments to market capitalization may be made to companies experiencing diminishing exposure to infrastructure assets or relatively unclear direct exposure versus other companies. The weight of any individual security will not exceed 5% of the weight of the Underlying Index.

The Underlying Index began operations on [•]. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Foreign Investment Risks

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it hold, as the issuers may be under no legal obligation to distribute them.

Risks related to the Gold and Precious Metals Industry

Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, gold sales by governments, trade imbalances, currency devaluation or revaluation, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold.  Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices.  The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities, and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990.  Companies engaged in mining related activities are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not begun operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.  Investors purchasing Shares in the secondary market will not pay Creation/Redemption Transaction Fees, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

(2)          Expressed as a percentage of average net assets.

(3)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees ,if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”).  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (“Authorized Participants,” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $           per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $

for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $          and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $           if the Creation Unit is redeemed after one year, and $          if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corpoation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.  The Fund will charge a maximum Creation/Redemption Transaction Fee of $            .

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES GLOBAL STEEL PORTFOLIO

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Steel Index sm (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the stocks, ADRs and GDRs based on the stocks that comprise the Underlying Index. The Fund anticipates that the majority of its investments will be in the stocks that comprise the Underlying Index rather than in ADRs and GDRs.  The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the steel industry.  The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in the manufacturing and storage of iron and steel products and is calculated and maintained by The NASDAQ OMX Group, Inc. (“NASDAQ OMX” or the “Index Provider”).  The Underlying Index includes the securities of approximately              companies with market capitalizations between $               and $               traded in               .  The Fund’s investment objective and 80% investment policy are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.  At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, is too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  This process will be repeated until no more than five components are capped at 8%.  Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index Weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December.  Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as engaged in the manufacturing and storage of iron and steel products by NASDAQ OMX.  In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index.  If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each June based on market data and sector classification by NASDAQ OMX.  Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in March.  Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or is otherwise determined by NASDAQ OMX to be ineligible for continued inclusion in the Underlying Index, the security will be removed.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights insurances are adjusted on the ex-date.  If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures.  Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures.  If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations in [•].  Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

The Underlying Index will primarily weight stocks within the Underlying Index based on stock market capitalizations. Market capitalization may be modified in the interest of gaining varied exposure geographically and across industries.  Further adjustments to market capitalization may be made to companies experiencing diminishing exposure to infrastructure assets or relatively unclear direct exposure versus other companies. The weight of any individual security will not exceed 5% of the weight of the Underlying Index.

The Underlying Index began operations on [•]. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Foreign Investment Risks

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it hold, as the issuers may be under no legal obligation to distribute them.

Risks Related to the Steel Industry

Companies involved in activities related to steel manufacturing, storage and production face risks due to supply and demand variability.  Weather conditions, strong or weak domestic economy and the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for steel. Companies engaged in steel manufacturing, storage and production are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.  In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying  Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not begun operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.  Investors purchasing Shares in the secondary market will not pay Creation/Redemption Transaction Fees, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

(2)          Expressed as a percentage of average net assets.

(3)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees ,if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”).  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (“Authorized Participants,” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $           per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $

for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $          and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $           if the Creation Unit is redeemed after one year, and $          if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corpoation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.  The Fund will charge a maximum Creation/Redemption Transaction Fee of $            .

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES GLOBAL TRANSPORTATION PORTFOLIO

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Transportation Index sm (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the stocks, ADRs and GDRs based on the stocks that comprise the Underlying Index. The Fund anticipates that the majority of its investments will be in the stocks that comprise the Underlying Index rather than in ADRs and GDRs.  The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the transportation industry.  The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies engaged in the transportation industry and is calculated and maintained by The NASDAQ OMX Group, Inc. (“NASDAQ OMX” or the “Index Provider”).  The Underlying Index includes the securities of approximately              companies with market capitalizations between $               and $               traded in               .  The Fund’s investment objective and 80% investment policy are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the Underlying Index.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities.  At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, is too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities.  This process will be repeated until no more than five components are capped at 8%.  Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index Weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December.  Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as engaged in the transportation industry by NASDAQ OMX.  In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index.  If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually in June based on market data and sector classification by NASDAQ OMX.  Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in March.  Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or is otherwise determined by NASDAQ OMX to be ineligible for continued inclusion in the Underlying Index, the security will be removed.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights insurances are adjusted on the ex-date.  If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures.  Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures.  If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations in [•].  Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

The Underlying Index will primarily weight stocks within the Underlying Index based on stock market capitalizations. Market capitalization may be modified in the interest of gaining varied exposure geographically and across industries.  Further adjustments to market capitalization may be made to companies experiencing diminishing exposure to infrastructure assets or relatively unclear direct exposure versus other companies. The weight of any individual security will not exceed 5% of the weight of the Underlying Index.

The Underlying Index began operations on [•]. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Foreign Investment Risks

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it hold, as the issuers may be under no legal obligation to distribute them.

Risks related to the Transportation Industry

Companies involved in transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, inflation, insurance costs, security and environmental measures and government regulation.

In addition, companies in this industry may be significantly affected by the occurrence of certain events related to war, terrorist attacks and political instability (or the threat thereof).  Consumer perceptions of travel safety and costs, preferences and spending patterns may also affect companies in the transportation industry.  Furthermore, the transportation industry is particularly affected by changing weather conditions and other natural disasters.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Non-Correlation Risk

The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying  Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not begun operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.  Investors purchasing Shares in the secondary market will not pay Creation/Redemption Transaction Fees, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

(2)                               Expressed as a percentage of average net assets.

(3)                               The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees ,if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”).  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (“Authorized Participants,” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $           per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $

for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $          and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $           if the Creation Unit is redeemed after one year, and $          if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corpoation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.  The Fund will charge a maximum Creation/Redemption Transaction Fee of $            .

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

Additional Investment Strategies

The Funds will normally invest at least 80% of their total assets in component securities that comprise its Underlying Index and in ADRs and GDRs based on such component securities. The Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in swaps, options and futures contracts.  Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows.  The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential securities market declines.  The Adviser anticipates that it may take approximately three business days (i.e., each day the New York Stock Exchange (“NYSE”) is open) for additions and deletions to each Fund’s Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval.  Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (“SAI”) under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the NASDAQ may be halted due to market conditions or for reasons that, in the view of the NASDAQ , make trading in Shares inadvisable.  In addition, trading in Shares on the NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to the NASDAQ “circuit breaker” rules.  There can be no assurance that the requirements of the NASDAQ necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.  Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NASDAQ.  The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities.  In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Swap Agreements Risk

The Funds may invest in swap agreements, including credit default swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).  Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

Due to the current credit crisis, there is an increased possibility that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

MANAGEMENT OF THE FUNDS

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187.  Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $14.4 billion as of May 31, 2008.  The Trust is currently comprised of 37 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s resources.

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Funds’ day-to-day management. Mr. Hubbard receives management assistance from Jason Stoneberg, Rudolf Reitmann and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in February 2003. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007.  Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007.  Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Mr. Stoneberg joined the Adviser as a research analyst in January 2006, after receiving a bachelor of science degree in Business and Economics from Wheaton College.  Mr. Stoneberg has been a Portfolio Manager of the Adviser since June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily  responsible for the day-to-day management of the Funds since inception. Mr. Trampe has been an employee of the Adviser since June 2007. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors

from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds.

The Funds pay the Adviser a unitary management fee equal to       % of its average daily net assets.

A discussion regarding the Board of Trustees’ basis for approving the Funds’ Investment Advisory Agreement will be available in the Annual Report to Shareholders for the period ending October 30, 2008.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Unit Aggregations.  See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the NASDAQ.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Funds anticipate that their Shares will be listed on the NASDAQ under the following symbols:

Fund	Trading Symbol
PowerShares Global Agriculture Portfolio
PowerShares Global Biotech Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Transportation Portfolio

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Unit Aggregations, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the NASDAQ may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NASDAQ or other market information provider intends to disseminate the approximate value of Shares of each Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares (“market timing”). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust’s shareholders. The Board noted that a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Funds’ Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.  For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.” The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds’ custodian through the facilities of the NSCC immediately prior to the opening of business each day of the NASDAQ.  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units.  All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.  See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

A fixed Creation Transaction Fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.

An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant), if any, or to the extent that cash is used in lieu of securities to purchase Creation Units.  See “Creation and Redemption of Creation Unit Aggregations” in the SAI.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities.  See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day on the NYSE, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities and the amount of cash that will be applicable that day to redemption requests in proper form (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.  Unless all cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern time) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process, if any, or to the extent that redemptions are for cash.  Each Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request.  See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Ordinarily, dividends from net investment income, if any, are declared and paid annually.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                                          Your Fund makes distributions,

•                                          You sell your Shares listed on the NASDAQ, and

•                                          You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid annually.  Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Dividends paid out of the Funds’ income and net short-term capital gains, if any, are taxable as ordinary income.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations.  If a Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income.  See the SAI section “Taxes.”

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local tax on Fund distributions and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.  For more information, please see the SAI section “Taxes.”

DISTRIBUTOR

Invesco Aim Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis.  The Distributor does not maintain a secondary market in the Shares.

NET ASSET VALUE

The Bank of New York (“BONY”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily.

The NASDAQ will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association the approximate value of Shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees.  Money market securities maturing in 60 days or less will be valued at amortized cost.  Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

FUND SERVICE PROVIDERS

BONY, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.  Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, serves as legal counsel to the Funds.

                                 , serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS

The NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM are calculated and maintained by the Index Provider. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider.

The Funds are entitled to use NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
PowerShares Global Agriculture Portfolio	NASDAQ OMX Global Agricultural IndexSM
PowerShares Global Biotech Portfolio	NASDAQ OMX Global Biotech IndexSM
PowerShares Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM
PowerShares Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
PowerShares Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM
PowerShares Global Transportation Portfolio	NASDAQ OMX Global Transportation IndexSM

The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund.  The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM to track general stock market performance.  The Corporations’ only relationship to PowerShares (“Licensee”) is in the licensing of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Fund.  NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM, OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND

EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

OTHER INFORMATION

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds.  Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section  4(3) of the Securities Act.  The Trust, however, has received from the SEC an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NASDAQ is satisfied by the fact that the prospectus is available at the NASDAQ upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds’ SAI.  The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.  If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-337-4246

Monday through Friday

8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II

c/o Invesco Aim Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, Texas 77046-1173

Visit: www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at SEC’s Public Reference Room, in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information.  Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS’ SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS.  THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS .

The Trust’s registration number under the 1940 Act is 811-21977.

PowerShares Exchange-Traded Fund Trust II

301 West Roosevelt Road

Wheaton, IL 60187

800.983.0903

www.InvescoPowerShares.com

The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Statement of Additional Information dated June 25, 2008

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated           , 2008

This Statement of Additional Information is not a prospectus.  It should be read in conjunction with the Prospectus dated                 , 2008 for the PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio and PowerShares Transportation Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), as it may be revised from time to time.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 337-4246.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently consists of 37 portfolios.  This Statement of Additional Information relates to the PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio and PowerShares Transportation Portfolio (each a “Fund” and, together the “Funds”).  Each of the Funds is “non-diversified” and, as such, such Funds’ investments are not required to meet certain diversification requirements under the 1940 Act.  The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The other 31 funds of the Trust, the the PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Water Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Emerging Markets Soverign Debt Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured  National Municipal Bond Portfolio, PowerShares Preferred Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Global Nuclear Energy Portfolio and PowerShares High Yield Corporate Bond Portfolio, are offered through six separate prospectuses.

The Funds are managed by Invesco PowerShares Capital Management LLC (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).  The Funds anticipate that their Shares will be listed on The NASDAQ Stock Market (the “NASDAQ” or the “Exchange”).  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 100,000 Shares.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to and may offer an all “cash” option for creations and redemptions of Fund Shares.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund  (“Beneficial Owners”) for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

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As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares Global Agriculture Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the index called the “NASDAQ OMX Global Agriculture Indexsm “ (the “Underlying Index”).

The investment objective of the PowerShares Global Biotech Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the index called the “NASDAQ OMX Global Biotech Indexsm “ (the “Underlying Index”).

The investment objective of the PowerShares Global Coal Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the index called the “NASDAQ OMX Global Coal Indexsm “ (the “Underlying Index”).

The investment objective of the PowerShares Global Gold and Precious Metals Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the index called the “NASDAQ OMX Global Gold and Precious Metals Indexsm “ (the “Underlying Index”).

The investment objective of the PowerShares Global Steel Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the index called the “NASDAQ OMX Global Steel Indexsm “ (the “Underlying Index”).

The investment objective of the PowerShares Global Transportation Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the index called the “NASDAQ OMX Global Transportation Indexsm “ (the “Underlying Index”).

INVESTMENT RESTRICTIONS

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (7) below.  Each Fund, as a fundamental policy, may not:

(1)

Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)

Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4)

Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Fund’s total assets.

(5)

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)	Issue senior securities, except as permitted under the 1940 Act.

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Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval.  Each Fund may not:

(1)

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)

Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)	Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)	Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Correlation and Tracking Error ..  Correlation measures the degree of association between the returns of a Fund and its Underlying Index.  Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation.  Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year.  Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two.  Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation.  Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Loans of Portfolio Securities ..  Each Fund may lend its investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  These loans cannot exceed 33 1/3% of each Fund’s total assets.

4

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark to market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements .  Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Funds’ ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the Funds’ custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked to market daily.

Reverse Repurchase Agreements ..  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds’ assets.  The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments ..  Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which each Fund may invest include: (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime 1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short term negotiable obligations of commercial banks.  Time deposits are non negotiable deposits maintained in banking institutions for specified

5

periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies .  Each Fund may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investments in investment companies in the aggregate.

Illiquid Securities .  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options .  Each Fund may enter into U.S. futures contracts, options and options on futures contracts.  These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs.  Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange.  Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time.  A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time.  The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.  Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.  Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price.  Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices.  Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.  Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts .  The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited

6

futures transactions and options thereon provided they claim an exclusion from regulation as a commodity pool operator. The Trust has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Swap Agreements .  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

In addition, the Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. In a credit default swap, two parties enter into an agreement whereby one party pays the other a fixed periodic coupon for the specified life of the agreement. The selling party makes no payments unless a specified credit event occurs. Credit events are typically defined to include a material default, bankruptcy or debt restructuring for a specified reference asset. If such a credit event occurs, the party makes a payment to the first party, and the swap then terminates.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the “Principal Risks of Investing in the Funds” and “Additional Risks” sections.  The discussion below supplements, and should be read in conjunction with, these sections of the Funds’ Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares).  Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock.  Further, unlike debt

7

securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions .  There are several risks accompanying the utilization of futures contracts and options on futures contracts.  First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index.  In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  Each Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.  Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation.  The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.  Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses.  In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

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Risks of Swap Agreements.  The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make.  Swap agreements are also subject to the risk that the swap counterparty will default on its obligations.  If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction.  However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Funds’ rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the purchaser in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the purchaser is required to pay the seller a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. The seller is subject to investment exposure on the notional amount of the swap.

The purchase of a credit default swap incurs the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

Each Fund will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked-to-market on a daily basis.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the “Investment Advisory Agreement”) is the responsibility of the Board of Trustees.  The Trust currently has six Trustees.  Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser.  These are the “non-interested” or “independent” Trustees (“Independent Trustees”).  The other Trustee (the “Management Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Family (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below.  The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser.  As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust’s 37 portfolios, three other exchange-traded fund trusts with 80 portfolios advised by the Adviser (the “Fund Family”) and 228 other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	117	None

Marc M. Kole (46) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Assistant Vice President and Controller, Priority Health (September 2005-Present); formerly, Interim CFO, Priority Health (July 2006-April 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	117	None

D. Mark McMillan (44) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	117	None

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Philip M. Nussbaum (45) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	117	None

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Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Donald H. Wilson (47) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President and Chief Financial Officer, AMCORE Financial, Inc. (August 2007-Present); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-Present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	117	None

*                 This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee
H. Bruce Bond (44) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee and Chief Executive Officer	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	117	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2007 and Secretary Since 2008

Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007

General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

*                 This is the period for which the Trustee/Officer began serving the Trust.  Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Funds and in all registered investment companies overseen by the Trustee is shown below.

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares Developed Markets Infrastructure Portfolio (As of December 31, 2007)	Dollar Range of Equity Securities in the PowerShares Emerging Markets Infrastructure Portfolio (As of December 31, 2007)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2007)
Ronn R. Bagge	None	None	Over $100,000
Marc M. Kole	None	None	Over $100,000
D. Mark McMillan	None	None	$10,001 - $50,000
Philip M. Nussbaum	None	None	Over $100,000
Donald H. Wilson	None	None	Over $100,000
H. Bruce Bond	None	None	Over $100,000

As of the date of this Statement of Additional Information, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

As of April 1, 2008, the trusts of the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the “Retainer”).  The Trust and the PowerShares Exchange-Traded Fund Trust (the “Initial Trust”) pay $155,000 of the Retainer, half of which is allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family pay the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Funds have a deferred compensation plan (the “DC Plan”), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

The Board of Trustees of the Trust met four times during the fiscal year ended October 31, 2007.

The Board has an Audit Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. During the fiscal year ended October 31, 2007, the Audit Committee held two meetings.

The Board also has a Nominating and Governance Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption “Shareholder Communications.” During the fiscal year ended October 31, 2007, the Nominating and Governance Committee held two meetings.

The Trustees fees are allocated among the funds of the Trust based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2007 (none of which was paid by the Funds, which had not commenced operations as of October 31, 2007):

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Family (1)(2)
Ronn R. Bagge	$5,529	N/A	$159,890
Marc M. Kole	$5,134	N/A	$126,082
D. Mark McMillan	$5,134	N/A	$149,082
Philip M. Nussbaum	$5,529	N/A	$159,890
Donald H. Wilson	$5,134	N/A	$121,082
H. Bruce Bond	N/A	N/A	N/A

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(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the Trust and the series of the Initial Trust as of October 31, 2007 before deferral by the Trustees under the DC Plan. As of October 31, 2007, the values of the deferral accounts for Messrs. Bagge, McMillan and Nussbaum pursuant to the DC Plan were $3,590, $32,986 and $35,706, respectively.

(2)  Prior to April 1, 2008, each Independent Trustee received an annual retainer of $130,000, half of which is allocated pro rata between the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. Each committee chair received an additional fee of $10,000 per year, allocated in the same manner.

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As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Shareholder Communications. Shareholders may send communications to the Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s resources. John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. The Portfolio Manager who leads the team of Portfolio Managers in the day-to-day management of the Funds is Mr. Hubbard.

As of   , 2008, in addition to [•] Funds of the Trust, Mr. Southard managed the [•] portfolios of the Initial Trust with a total of approximately $[•] billion in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with approximately $[•] million in assets.

As of   , 2008, in addition to [•] Funds of the Trust, Mr. Hubbard managed the [•] portfolios of the Initial Trust with a total of approximately $[•] billion in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with approximately $[•] million in assets.

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As of   , 2008, in addition to [•] Funds of the Trust, Mr. Reitmann managed the [•] portfolios of the Initial Trust with a total of approximately $[•] billion in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with approximately $[•] million in assets.

As of   , 2008, in addition to [•] Funds of the Trust, Mr. Stoneberg managed the [•] portfolios of the Initial Trust with a total of approximately $[•] billion in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with a total of approximately $[•] million in assets.

As of   , 2008, in addition to [•] Funds of the Trust, Mr. Trampe managed the [•] portfolios of the Initial Trust with a total of approximately $[•] billion in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with a total of approximately $[•] million in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of October 31, 2007, Messrs. Southard, Hubbard, Kernagis, Trampe, Reitmann and Stoneberg did not own any securities of the Trust.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except fees paid under the Investment Advisory Agreement, interest, taxes, brokerage expenses, distribution fees, if any, litigation expenses and other extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual fee, paid monthly, equal to a percentage of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Fee
PowerShares Global Agriculture Portfolio		%
PowerShares Global Biotech Portfolio		%
PowerShares Global Coal Portfolio		%
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Steel Portfolio		%
PowerShares Global Transportation Portfolio		%

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds’ assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 20, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Administrator. The Bank of New York (“BONY” or the “Administrator”) serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BONY serves as administrator for the Trust pursuant to an administrative services agreement (the “Administrative Services Agreement”). Under the

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Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust’s and the Funds’ operations, including supply and maintain office facilities (which may be in BONY’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BONY holds the Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Distributor. Invesco Aim Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectuses and below under the heading “Creation and Redemption of Creation Units.”

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
PowerShares Global Agriculture Portfolio	NASDAQ OMX Global Agricultural IndexSM
PowerShares Global Biotech Portfolio	NASDAQ OMX Global Biotech IndexSM
PowerShares Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM
PowerShares Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
PowerShares Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM
PowerShares Global Transportation Portfolio	NASDAQ OMX Global Transportation IndexSM

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The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund.  The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM to track general stock market performance.  The Corporations’ only relationship to PowerShares (“Licensee”) is in the licensing of the NASDAQ ® , OMX and NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Fund.  NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotech IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM and NASDAQ OMX Global Transportation IndexSM.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM, OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECH INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM AND NASDAQ OMX GLOBAL TRANSPORTATION INDEXSM OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently is comprised of 37 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Trust’s Declaration of Trust in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or any Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Fund to another entity, or a series or class of another entity, or terminate the Trust or any Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration of Trust.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

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The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust’s Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Funds’ costs, including attorneys’ fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

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The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. As of the date of this SAI, the Adviser beneficially owned all of the voting securities of each Fund.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship

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between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this Statement of Additional Information. The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q, when available, may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy.

The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and NASDAQ will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust will issue and sell Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information, the NYSE observes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), if any, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), if any, will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

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Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker dealers that have executed Participant Agreements. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities orders, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds (“Domestic Funds”) (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit

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Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Creation Unit Aggregations. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

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In accordance with each Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115% (or such other percentage the Adviser may determine from time to time) of the value of the missing Deposit Securities.  Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date.  The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day.  An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $             .  The Maximum Creation/Redemption Transaction Fee each Fund will be $           .

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as

25

described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless all cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of all Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed above.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement.  Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant.  An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds.  Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC.  An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time, for any Cash Component owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

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Placement of Redemption Orders Outside Clearing Process—Foreign Funds .  A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares.  In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time.  Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.  Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities and the Cash Redemption Amount to redeeming investors generally will be made within three Business Days.  However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.  See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, when taking delivery of Fund Securities upon redemption of Funds’ Shares must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which accounts the Fund Securities will be delivered.

In accordance with the relevant Authorized Participant’s agreement, in the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible.  Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible.  Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% (or such other percentage as the Adviser may determine from time to time) of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant.  The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem a Creation Unit Aggregation in cash, and the redeeming Beneficial Owner will be required to receive its redemption

27

proceeds in cash.  In addition, a beneficial owner may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the beneficial owner will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a beneficial owner, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays.  Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open).  Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances.  The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.  For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The holidays applicable to each Fund are listed below.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA
Jan.1	May 1	Nov. 6
March 20	June 6	Dec. 24
March 21	July 9	Dec. 25
March 31	August 18	Dec. 31

AUSTRALIA
Jan.1	March 21	May 19	August 13
Jan.28	March 24	June 2	October 6
March 3	April 25	June 9	Nov. 4
March 10	May 5	August 4	Dec. 25

AUSTRIA
Jan.1	May 12	Dec. 24
March 21	May 22	Dec. 25
March 24	August 15	Dec. 26
May 1	Dec. 8	Dec. 31

BELGIUM
Jan.1	May 2	Nov. 11
March 21	May 17	Dec. 25
March 24	July 21	Dec. 26
May 1	August 15

28

BRAZIL
Jan.1	March 21	July 9	Dec. 31
Jan.25	April 21	Nov. 20
Feb. 4	May 1	Dec. 24
Feb. 5	May 22	Dec. 25

CANADA
Jan.1	May 21	Sept. 3	Dec. 26
Jan.2	June 25	October 8
Feb. 19	July 2	Nov. 12
April 6	August 6	Dec. 25

CHILE
Jan.1	August 15	Dec. 25
March 21	Sept. 18	Dec. 31
May 1	Sept. 19
May 21	Dec. 8

CHINA
Jan.1	Feb. 11	May 7	October 6
Jan.21	Feb. 12	May 26	October 7
Feb. 4	Feb. 13	July 4	October 13
Feb. 5	May 1	Sept. 1	Nov. 11
Feb. 6	May 2	October 1	Nov. 27
Feb. 7	May 5	October 2	Dec. 25
Feb. 8	May 6	October 3

DENMARK
Jan.1	April 18	Dec. 24
March 20	May 1	Dec. 25
March 21	May 12	Dec. 26
March 24	June 5	Dec. 31

FINLAND
Jan.1	June 20	Dec. 31
March 21	Dec. 24
March 24	Dec. 25
May 1	Dec. 26

FRANCE
Jan.1	May 8	Dec. 25
March 21	June 14	Dec. 26
March 24	August 15
May 1	Nov. 11

GERMANY
Jan.1	May 1	October 3	Dec. 31
Feb. 4	May 12	Dec. 24
March 21	May 22	Dec. 25
March 24	August 15	Dec. 26

GREECE
Jan.1	March 25	June 16	Dec. 26
March 10	April 25	August 15
March 21	April 28	October 28
March 24	May 1	Dec. 25

HONG KONG
Jan.1	March 24	July 1	Dec. 25
Feb. 6	April 4	Sept. 15	Dec. 26
Feb. 7	May 1	October 1	Dec. 31
Feb. 8	May 12	October 7
March 21	June 9	Dec. 24

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INDONESIA
Jan.1	April 7	Sept. 29	Dec. 25
Jan.10	May 1	October 1	Dec. 26
Jan.11	May 20	October 2	Dec. 29
Feb. 7	July 28	October 3	Dec. 31
March 20	July 30	Dec. 8
March 21	August 18	Dec. 24

IRELAND
Jan.1	May 1	October 27	Dec. 29
March 17	May 5	Dec. 24
March 21	June 2	Dec. 25
March 24	August 4	Dec. 26

ITALY
Jan.1	June 2	Dec. 25
March 21	August 15	Dec. 26
April 25	Dec. 8	Dec. 31
May 1	Dec. 24

JAPAN
Jan.1	Feb. 11	July 21	Nov. 3
Jan.2	March 20	Sept. 15	Nov. 24
Jan.3	April 29	Sept. 23	Dec. 23
Jan.14	May 5	October 13	Dec. 31

MALAYSIA
Jan.1	March 20	Sept. 1	Dec. 8
Jan.10	May 1	October 1	Dec. 25
Feb. 1	May 19	October 2	Dec. 29
Feb. 6	May 20	October 3
Feb. 7	May 30	October 27
Feb. 8	June 7	October 28

MEXICO
Jan.1	March 21	Nov. 20
Feb. 4	May 1	Dec. 12
March 17	Sept. 16	Dec. 25
March 20	Nov. 17

NETHERLANDS
Jan. 1	May 1
March 21	May 12
March 24	Dec. 25
April 30	Dec. 26

NEW ZEALAND
Jan.1	Feb. 6	June 2
Jan.2	March 21	October 27
Jan.21	March 24	Dec. 25
Jan.28	April 25	Dec. 26

NORWAY
Jan.1	May 1	Dec. 26
March 20	May 12	Dec. 31
March 21	Dec. 24
March 24	Dec. 25

PHILIPPINES
Jan.1	June 12	Dec. 25
Feb. 25	August 21	Dec. 30
March 20	October 1	Dec. 31
March 21	Dec. 24

30

PORTUGAL
Jan.1	April 25	June 13	Dec. 25
Feb. 5	May 1	Dec. 1	Dec. 26
March 21	May 22	Dec. 8
March 24	June 10	Dec. 24

SINGAPORE
Jan.1	May 1	October 1	Dec. 17
Feb. 7	May 19	October 27	Dec. 25
Feb. 8	May 20	October 28
March 21	August 9	Dec. 8

SOUTH AFRICA
Jan.1	May 1	Dec. 25
March 21	June 16	Dec. 26
March 24	Sept. 24
April 28	Dec. 16

SOUTH KOREA
Jan.1	April 10	July 17	Dec. 31
Feb. 6	May 1	August 15
Feb. 7	May 5	Sept. 5
Feb. 8	May 12	October 3
April 9	June 6	Dec. 25

SPAIN
Jan.1	March 24	July 25	Dec. 26
Jan.7	May 1	August 15
March 20	May 2	Dec. 8
March 21	May 15	Dec. 25

SWEDEN
Jan.1	June 6	Dec. 26
March 21	June 20	Dec. 31
March 24	Dec. 24
May 1	Dec. 25

SWITZERLAND
Jan.1	May 1	Sept. 11	Dec. 31
Jan.2	May 12	Dec. 8
March 19	May 22	Dec. 24
March 21	August 1	Dec. 25
March 24	August 15	Dec. 26

TAIWAN
Jan.	Feb. 7	April 4
Feb. 4	Feb. 8	May 1
Feb. 5	Feb. 11	June 9
Feb. 6	Feb. 28	October 10

THAILAND
Jan.1	April 15	July 1	Dec. 5
Feb. 20	May 1	July 18	Dec. 10
April 7	May 5	August 12
April 14	May 20	October 23

UNITED KINGDOM
Jan.1	May 26
March 21	August 25
March 24	Dec. 25
May 5	Dec. 26

31

UNITED STATES
Jan.1	May 26	Nov. 11
Jan.21	July 4	Nov. 27
Feb. 18	Sept. 1	Dec. 25
March 21	October 13

VENEZUELA
Jan.1	May 1	August 18
Feb. 4	May 5	Dec. 8
Feb. 5	May 26	Dec. 25
March 19	June 24
March 20	July 24

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period

Argentina	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
China	02/04/08	02/14/08	10
	02/05/08	02/15/08	10
	02/06/08	02/18/08	12
	04/28/08	05/08/08	10
	04/29/08	05/09/08	10
	04/30/08	05/12/08	12
	09/26/08	10/08/08	12
	09/29/08	10/09/08	10
	09/30/08	10/10/08	10
Croatia	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	01/02/09	10
Czech Republic	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	12/31/08	8
Denmark	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

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Finland	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Indonesia	09/26/08	10/06/08	10
	09/29/08	10/07/08	8
	09/30/08	10/08/07	8
Japan	12/26/08	01/05/09	10
	12/29/08	01/06/09	8
	12/30/08	01/07/09	8
Mexico	03/14/08	03/24/08	10
Norway	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Philippines	12/24/08	01/02/09	9
Russia *	12/26/07	01/08/08	13
	12/27/07	01/09/08	13
	12/28/07	01/10/08	13
Sweden	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Turkey	12/04/08	12/12/08	8
	12/05/08	12/15/08	10
Venezuela	03/14/08	03/24/08	10
	03/17/08	03/25/08	8
	03/18/08	03/26/08	8

*

Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T + 3 Cycle Covers market closings that have been confirmed as of 11/1/07. Holidays are subject to change without notice.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.  Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

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Each Fund may make investments that are subject to special federal income tax rules, such as investments in structured notes, swaps, options, futures contracts and non-U.S. corporations classified as “passive foreign investment companies.” Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by each Fund. The Funds may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from a Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income.  Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Dividends declared by the Funds in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.  In addition, each Fund will report the amount of dividends to noncorporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.  However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.  Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates.  Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

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Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income.  Under the Internal Revenue Code, if more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country’s income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders.  Each Fund expects to qualify for and intends to make this election.  For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any.  Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from a Fund’s election to “pass-through” amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder’s portion of the foreign taxes paid to such country and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such country.  The amount of foreign taxes that may be credited against a shareholder’s U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder’s U.S. federal income tax rate multiplied by its foreign source taxable income.  For this purpose, a Funds’ gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources.  In addition, this limitation must be applied separately to certain categories of foreign source income.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund.  A shareholder’s ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

35

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”).  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

BONY calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily.

The NYSE Arca will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association the approximate value of Shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Money market securities maturing in 60 days or less will be valued at amortized cost.  Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

36

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Dividends, Distributions and Taxes.”

General Policies .  Ordinarily, dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service ..  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel .  Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, is counsel to the Funds.

Independent Registered Public Accounting Firm ..                           , serves as the Funds’ independent registered public accounting firm.  They audit the Funds’ financial statements and perform other related audit services.

37

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

2008 PROXY VOTING POLICY - OVERVIEW

Invesco PowerShares Capital Management LLC (“Invesco PowerShares”) has adopted proxy voting policies with respect to securities owned by the exchange-traded funds (“ETFs”) for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares’s proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1.  applies its proxy voting policies consistently;

2.  documents the reasons for voting;

3.  maintains records of voting activities; and

4.  monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.’s voting recommendations unless Invesco PowerShares determines that such recommendations are not in the best interests of the ETFs. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season.

Share Blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

Special Policy

With respect to the PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-1

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant*****.

(b)	By-laws of the Registrant**.

(c)	Not applicable.

(d)

(1)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC****.

(e)	Not applicable.

(f)	Not applicable.

(g)(i)	Form of Custody Agreement between Registrant and The Bank of New York**.

(g)(ii)	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York**.

(h)

a.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York**.

b.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York**.

c.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant**.

d.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC**.

(i)

1.

Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

2.

Opinion and Consent of Bingham McCutchen, LLP, with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

3.

Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

5.	Opinion and Consent of Clifford Chance US LLP, with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

6.	Opinion and Consent of Bingham McCutchen, LLP, with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

7.	Opinion and Consent of Clifford Chance US LLP, with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

8.	Opinion and Consent of Bingham McCutchen, LLP, with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

9.

Opinion and Consent of Clifford Chance US LLP, with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

10.

Opinion and Consent of Bingham McCutchen, LLP, with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

11.

Opinion and Consent of Clifford Chance US LLP, with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

12.

Opinion and Consent of Bingham McCutchen, LLP, with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

13.	Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

14.	Opinion and Consent of Bingham McCutchen, LLP, with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

15.	Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

16.	Opinion and Consent of Bingham McCutchen, LLP, with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

17.

Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

18.

Opinion and Consent of Bingham McCutchen, LLP, with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

19.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

20.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

21.

Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

22.

Opinion and Consent of Bingham McCutchen, LLP, with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

23.

Opinion and consent of Clifford Chance US LLP, with respect to PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

24.

Opinion and consent of Bingham McCutchen, LLP, with respect to PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

25.	Opinion and consent of Clifford Chance US LLP, with respect to PowerShares Global Wind Energy Portfolio, ****************.

26.	Opinion and consent of Bingham McCutchen, LLP, with respect to PowerShares Global Wind Energy Portfolio, ****************.

27.	Opinion and consent of Clifford Chance US LLP, with respect to PowerShares MENA Frontier Countries Portfolio*****************.

28.	Opinion and consent of Bingham McCutchen, LLP, with respect to PowerShares MENA Frontier Countries Portfolio*****************.

29.

Opinion and consent of Clifford Chance US LLP, with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio and PowerShares Transportation Portfolio, to be filed by amendment.

30.

Opinion and consent of Bingham McCutchen, LLP, with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio and PowerShares Transportation Portfolio, to be filed by amendment.

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Developed Markets Infrastructure Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

2.

Consent of Independent Registered Public Accounting Firm, with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

3.

Consent of Independent Registered Public Accounting Firm, with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio**************.

4.	Consent of Independent Registered Public Accounting Firm, with respect to PowerShares Global Nuclear Energy Portfolio,****************.

5.

Consent of Independent Registered Public Accounting Firm, with respect to PowerShares Ireland Portfolio, PowerShares Developed Markets Infrastructure Portfolio and PowerShares Emerging Markets Infrastructure Portfolio, to be filed by amendment.

6.	Consent of Independent Registered Public Accounting Firm, with respect to PowerShares Global Wind Energy Portfolio, ****************.

7.	Consent of Independent Registered Public Accounting Firm, with respect to PowerShares MENA Frontier Countries Portfolio*****************.

8.

Consent of Independent Registered Public Accounting Firm, with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio and PowerShares Transportation Portfolio, to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

a.	Code of Ethics of the Registrant and Invesco PowerShares Capital Management LLC**.

b.	Code of Ethics of Invesco Aim Distributors, Inc.*.

Other.

(a)	Powers of Attorney**.

*	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
**	Incorporated by reference to Pre-Effective Amendment No.1, filed on June 6, 2007.
***	Incorporated by reference to Post-Effective Amendment No.1, filed on June 13, 2007.
****	Incorporated by reference to Post-Effective Amendment No.2, filed on July 17, 2007
*****	Incorporated by reference to Post-Effective Amendment No.7, filed on September 20, 2007.
******	Incorporated by reference to Post-Effective Amendment No.10, filed on September 24, 2007.
*******	Incorporated by reference to Post-Effective Amendment No.12, filed on October 3, 2007.
********	Incorporated by reference to Post-Effective Amendment No.15, filed on October 3, 2007.

*********	Incorporated by reference to Post-Effective Amendment No.20, filed on November 2, 2007.
**********	Incorporated by reference to Post-Effective Amendment No.21, filed on November 2, 2007.
***********	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
************	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
**************	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
****************	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
*****************	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27.  Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is Invesco Aim Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM CORE ALLOCATION PORTFOLIO SERIES

Series C

Series M

AIM COUNSELOR SERIES TRUST

AIM Floating Rate Fund

AIM Multi-Sector Fund

AIM Select Real Estate Income Fund

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM EQUITY FUNDS

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund

AIM European Small Company Fund

AIM Global Value Fund

AIM International Small Company Fund

AIM Mid Cap Basic Value Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund

AIM Conservative Allocation Fund

AIM Global Equity Fund

AIM Growth Allocation Fund

AIM Income Allocation Fund

AIM Independence New Fund

AIM Independence 2010 Fund

AIM Independence 2020 Fund

AIM Independence 2030 Fund

AIM Independence 2040 Fund

AIM Independence 2050 Fund

AIM International Allocation Fund

AIM Mid Cap Core Equity Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

AIM Small Cap Growth Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund

AIM European Growth Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM China Fund

AIM Developing Markets Fund

AIM Global Health Care Fund

AIM International Total Return Fund

AIM Japan Fund

AIM Libor Alpha Fund

AIM Trimark Endeavor Fund

AIM Trimark Fund

AIM Trimark Small Companies Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Global Real Estate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Real Estate Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

AIM SECTOR FUNDS

AIM Energy Fund

AIM Financial Services Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Technology Fund

AIM Utilities Fund

AIM SUMMIT FUND

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Diversified Income Fund

AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund

AIM V.I. Global Health Care Fund

AIM V.I. Global Real Estate Fund

AIM V.I. Government Securities Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Leisure Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Small Cap Equity Fund

AIM V.I. Technology Fund

AIM V.I. Utilities Fund

SHORT-TERM INVESTMENT TRUST

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assests Portfolio

STIC Prime Portfolio

Treasury Portfolio

TAX-FREE INVESTMENTS TRUST

Tax-Free Cash Reserve Portfolio

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Gary K. Wendler	None	Director
John M. Zerr	None	Director, Senior Vice President, Secretary and Chief Legal Officer
John Cooper	None	Executive Vice President
Brian Lee	None	Executive Vice President
Philip A. Taylor	None	Director

*      The principal business address for all directors and executive officers is Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 3 1(A) OF THE 1940 ACT
[15 U.S.C. 80A-30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 29.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 25th day of June, 2008.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	June 25, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer, Treasurer and Secretary	June 25, 2008
Bruce T. Duncan

*/s/ Ronn R. Bagge	Trustee	June 25, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	June 25, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	June 25, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	June 25, 2008
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	June 25, 2008
Donald H. Wilson

*By: /s/ Stuart M. Strauss		June 25, 2008
Stuart M. Strauss
Attorney-In-Fact